Variable Interest Entities (The Total Assets, Liabilities and Maximum Exposure to Loss as a Result of the Involvement in Significant VIEs) (Details)	Dec. 31, 2010 USD ($)		Dec. 31, 2010 KRW		Dec. 31, 2009 KRW		Dec. 31, 2008 KRW	Dec. 31, 2010 Unconsolidated VIEs [Member] KRW		Dec. 31, 2009 Unconsolidated VIEs [Member] KRW		Dec. 31, 2010 Unconsolidated VIEs [Member] Asset-Backed Securitization of Loans [Member] KRW		Dec. 31, 2009 Unconsolidated VIEs [Member] Asset-Backed Securitization of Loans [Member] KRW	Dec. 31, 2010 Unconsolidated VIEs [Member] Liquidity Provided to VIEs [Member] KRW		Dec. 31, 2009 Unconsolidated VIEs [Member] Liquidity Provided to VIEs [Member] KRW		Dec. 31, 2010 Unconsolidated VIEs [Member] VIEs Created for Structured Financing [Member] KRW		Dec. 31, 2009 Unconsolidated VIEs [Member] VIEs Created for Structured Financing [Member] KRW		Dec. 31, 2010 Unconsolidated VIEs [Member] Investment Trusts [Member] KRW		Dec. 31, 2009 Unconsolidated VIEs [Member] Investment Trusts [Member] KRW		Dec. 31, 2010 Unconsolidated VIEs [Member] Other [Member] KRW		Dec. 31, 2009 Unconsolidated VIEs [Member] Other [Member] KRW
Investment Securities	$ 29,994,175,000		33,911,415,000,000		33,245,391,000,000			1,309,774,000,000		964,999,000,000					61,001,000,000		9,387,000,000		24,777,000,000		24,227,000,000		1,086,930,000,000		861,217,000,000		137,066,000,000		70,168,000,000
Loans	170,658,959,000	[1]	192,947,019,000,000	[1]	193,454,326,000,000	[1]		3,625,588,000,000		4,330,752,000,000					154,236,000,000		54,767,000,000		3,384,163,000,000		4,239,641,000,000						87,189,000,000		36,344,000,000
Other assets	1,034,160,000		1,169,221,000,000		1,467,663,000,000			137,846,000,000		1,118,000,000							23,000,000				1,095,000,000		137,818,000,000				28,000,000
Total assets involvement	222,671,151,000		251,752,002,000,000		253,855,432,000,000		258,326,911,000,000	5,073,208,000,000		5,296,869,000,000					215,237,000,000		64,177,000,000		3,408,940,000,000		4,264,963,000,000		1,224,748,000,000		861,217,000,000		224,283,000,000		106,512,000,000
Other liabilities	3,383,651,000		3,825,556,000,000		3,354,760,000,000			650,884,000,000		799,838,000,000		111,850,000,000		117,368,000,000	46,000,000		3,002,000,000		401,165,000,000		398,801,000,000		137,818,000,000		280,667,000,000		5,000,000
Total liabilities involvement	207,603,446,000		234,716,456,000,000		236,279,157,000,000			650,884,000,000		799,838,000,000		111,850,000,000		117,368,000,000	46,000,000		3,002,000,000		401,165,000,000		398,801,000,000		137,818,000,000		280,667,000,000		5,000,000
Total assets of VIE								44,319,247,000,000		43,091,977,000,000		420,618,000,000		501,713,000,000	2,999,282,000,000		2,761,518,000,000		23,781,663,000,000		24,144,455,000,000		11,644,974,000,000		10,210,958,000,000		5,472,710,000,000		5,473,333,000,000
Maximum exposure								11,704,308,000,000	[2]	12,692,703,000,000	[3]		[2]		1,407,555,000,000	[2]	1,667,999,000,000	[3]	5,061,744,000,000	[2]	6,272,058,000,000	[3]	5,007,724,000,000	[2]	4,643,434,000,000	[3]	227,285,000,000	[2]	109,212,000,000	[3]

[1]	Total pledged loans amounted to (Won)4,956,728 million and (Won)2,130,765 million as of December 31, 2009 and 2010, respectively (See Note 31).
[2]	Represents the carrying amount of equity interests and debt interests held by the Company or guarantees provided by the Company as of December 31, 2010.
[3]	Represents the carrying amount of equity interests and debt interests held by the Company or guarantees provided by the Company as of December 31, 2009.